Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Assumptions Used in Valuing the Share Options on Grant Dates	The following are the assumptions used in valuing the share options on the grant date during the year ended December 31, 2024 (in percentages, except as noted):
As of the grant date
Volatility	15.69
Risk-free rate	4.12
Pre-vesting forfeiture rate	0.00 – 15.92
Dividend yield	0.00

Schedule of Nonvested Share Options

A summary of changes in the Company’s nonvested share options for the year are summarized as follows:

	Number of shares	Weighted average grant date per share fair value
Balance at January 1, 2024	-	$-
Granted	2,420,000	2.96
Vested and exercised	(1,694,000)	2.94
Forfeited	(201,000)	3.03
Non-vested at December 31, 2024	525,000	$3.03